NET PROFIT/(LOSS) PER CLASS A ORDINARY SHARE	12 Months Ended
Mar. 31, 2025
Net Profitloss Per Class Ordinary Share
NET PROFIT/(LOSS) PER CLASS A ORDINARY SHARE

NOTE – 18 NET PROFIT/(LOSS) PER CLASS A ORDINARY SHARE

Basic net profit/(loss) per share is computed using the weighted average number of Class A Ordinary Shares outstanding during the year. The following table sets forth the computation of basic and diluted net profit/(loss) per share for the years ended March 31, 2023, 2024 and 2025:

	Years ended March 31,
	2023	2024	2025
	HKD	HKD	HKD

Net profit/(loss) attributable to ordinary shareholders	$(482,783)	$7,088,874	$6,425,533

Weighted average Class A Ordinary Shares outstanding
– Basic	28,660,000	28,660,000	28,660,000
Weighted average Class A Ordinary Shares outstanding
– Diluted	29,660,000	29,660,000	29,660,000

Weighted average Class B Ordinary Shares outstanding – Basic and diluted	1,000,000	1,000,000	1,000,000

Net (loss)/profit per Class A Ordinary Share – Basic	$(0.02)	$0.25	$0.22

Net (loss)/profit per Class A Ordinary Share – Diluted	$(0.02)	$0.24	$0.22

As Class B Ordinary Shares do not have right to dividend. there is no impact when calculated basic net profit per Class A and Class B Ordinary Shares. However, as Class B Ordinary Shares have the right to convert into Class A Ordinary Shares, there is dilutive impact during the years ended March 31, 2023, 2024 and 2025.